Related Parties Balances and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Sales of products to a related party	$ 9,817,472	$ 8,853,479
Purchases from a related party	144,628	565,466
Anhui Zhongke [Member]
Related Party Transaction [Line Items]
Sales of products to a related party	480,183
Accounts receivable-a related party	950,052
Mr. Yujun Xiao [Member]
Related Party Transaction [Line Items]
Due to a related party	$ 506,115		$ 246,454